Other accounts receivable and prepaid expenses (Details) $ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)
Other accounts receivable and prepaid expenses.
Prepaid expenses		$ 27,296	$ 23,310	$ 14,316
Guarantee deposits		5,897	5,800	5,844
Others		7,068	9,746	8,745
Total	$ 2,048	$ 40,261	$ 38,856	$ 28,905